RESEARCH AND DEVELOPMENT EXPENSES, NET (Details)	3 Months Ended		6 Months Ended		12 Months Ended					129 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2004 USD ($)	Dec. 31, 2004 ILS	Jun. 30, 2012 USD ($)
RESEARCH AND DEVELOPMENT EXPENSES, NET [Abstract]
Salaries and related expenses	$ 348,164	$ 289,116	$ 655,526	$ 550,095	$ 1,194,170	$ 557,042	$ 482,662			$ 5,502,548
Professional fees	60,774	57,654	103,029	85,611	210,674	94,711	205,903			1,545,782
Materials	45,894	14,171	86,448	32,329	60,360	19,114	56,791			566,163
Depreciation	6,244	6,103	12,741	10,398	22,835	53,219	44,948			238,416
Travel expenses	3,112	8,385	10,951	23,818	119,498	58,215	25,195			355,018
Vehicle maintenance	6,499	8,087	16,806	15,135	33,856	33,697	30,411			258,226
Other	37,775	24,115	68,027	63,728	147,908	118,058	159,198			1,136,551
Total research and development expenses	508,462	407,631	953,528	781,114	1,789,301	934,056	1,005,108			9,602,704
Less:Grants from the OCS								(93,462)	(420,000)	(93,462)
Total research and development expenses, net	$ 508,462	$ 407,631	$ 953,528	$ 781,114	$ 1,789,301	$ 934,056	$ 1,005,108			$ 9,509,242